Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022	Apr. 16, 2021
Significant Accounting Policies [Line Items]
Amounts receivable from credit card issuers	$ 0.8	$ 0.9
Accounts receivable periods	30 days
Intangible assets	$ 3.0	7.9
Accumulated amortization of intangible assets	2.1	1.2
Asset impairment charges	4.6	0.0	$ 0.0
Reimbursement of advertising cost	0.7	0.6	1.1
Advertising and marketing expense	$ 4.6	$ 6.8	$ 8.1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	0		32,000	257,000
Common Class A [Member]
Significant Accounting Policies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	0.2	0.8	0.8
Computer Software, Intangible Asset [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
RMBG Retail Vancouver ULC [Member]
Significant Accounting Policies [Line Items]
Equity method investment ownership percentage					49.00%
FWI LLC [Member] | RMBG Retail Vancouver ULC [Member]
Significant Accounting Policies [Line Items]
Equity method investment ownership percentage					51.00%
Cost of Goods Sold [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	$ (2.4)	$ (0.2)	$ (1.4)
Interest and Other Financial Costs [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	$ (1.0)	$ 0.2	$ 0.5
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	60 days
Consumer credit receivable charges	9.99%
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	10 days
Consumer credit receivable charges	0.00%
Minimum [Member] | Trademarks and Trade Names [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years